ACCOUNTS AND NOTES RECEIVABLE, NET - Accounts and notes receivable due (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ACCOUNTS AND NOTES RECEIVABLE, NET
Balance at beginning of the year	¥ 189,501	¥ 188,356	¥ 134,569
Additional provision charged to expense	97,542	106,283	54,512
Write-off of accounts receivable	(19,361)	(105,138)	(725)
Balance at the end of the year	¥ 267,682	¥ 189,501	¥ 188,356